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May 3, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RIVERSOURCE VARIABLE ANNUITY ACCOUNT ("REGISTRANT")
         RiverSource(R) Signature One Select Variable Annuity RiverSource(R) Signature One Variable Annuity RiverSource(R) Builder Select Variable Annuity
         Wells Fargo Advantage(R) Variable Annuity
         Wells Fargo Advantage(R) Builder Variable Annuity FILE NOS. 333-139762 AND 811-07195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary